BORROWINGS (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)	Feb. 29, 2024 JPY (¥)	Feb. 28, 2026 JPY (¥)
Debt Disclosure [Abstract]
Outstanding balance	$ 12,800				¥ 2,000
Weighted average interest rate	0.03%		0.42%	0.87%	0.03%
Weighted average interest rate	0.93%		0.97%	0.84%	0.93%
Aggregate credit line	$ 32,000				¥ 5,000
Borrowing balance	5,100				¥ 800,000
Interest expenses	$ 300	¥ 49,500	¥ 52,300	¥ 36,400